Borrowings - Narrative (Details) £ in Thousands, € in Millions	12 Months Ended
	Jun. 30, 2024 GBP (£) claim	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 144,754		£ 0
Class Guarantee
Disclosure of detailed information about borrowings [line items]
Bank guarantees	£ 2,200		8,800
Number of claims | claim	0
DB Fernverkehr AG | Class Guarantee | Endava Berlin GmbH
Disclosure of detailed information about borrowings [line items]
Bank guarantees | €		€ 2.0
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 144,754		£ 0
Notional amount	£ 350,000